Details of Significant Accounts - Provisions, schedule of provisions (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Details of Significant Accounts
Beginning balance	$ 2,394
Additional provisions	287
Used during the period	(850)
Net exchange differences	(56)
Ending balance	$ 1,775